Bank loans (Tables)	12 Months Ended
Dec. 31, 2017
Long-term bank loans [Member]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2016	December 31, 2017	December 31, 2017
		NT$000	NT$000	US$000
Syndicated bank loan	Borrowing period is from June 30, 2016 to June 30, 2021; interest is repayable monthly; principal is repayable semi-annually from December 30, 2017.	10,800,000	9,675,301	326,427
Less: Fee on syndicated bank loan		(49,995)	(33,280)	(1,122)
Less: Current portion (fee included)		(1,062,285)	(2,143,168)	(72,307)

		9,687,720	7,498,853	252,998

Interest rate range		1.7895%	1.7895%	1.7895%

Unused credit lines of long-term bank loans NT$000		2,400,000	2,400,000

Details of Repayment Schedule in Respect of Bank Loans

Details of the repayment schedule in respect of the bank loans are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Less than 1 year	1,062,285	2,143,168	72,307
2 to 5 years	9,687,720	7,498,853	252,998

	10,750,005	9,642,021	325,305

Short-term bank loans [member]
Summary of Bank Loans

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Unsecured bank loans	—	969,353	32,704

Annual interest rate	—	0.55%~1.71%	0.55%~1.71%

Unused Credit Lines of Bank Loans	Unused credit lines of short-term bank loans are as follows:

	December 31, 2016	December 31, 2017
NT$000	3,119,000	3,028,357
US$000	80,000	80,000